Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions
11.	Related Party Transactions

The Company pays quarterly management fees plus reimbursement of expenses incurred on behalf of the Company to funds affiliated with Golden Gate Capital, its majority shareholder. During the three months ended March 31, 2021, management fees and expense reimbursements totaled $0.1 million and $0, respectively. As of March 31, 2021, the unpaid balance was $0. During the three months ended March 31, 2020, management fees and expense reimbursements totaled $0.1 million and $0, respectively. As of March 31, 2020, the unpaid balance was $0.

The Company pays monthly board of director fees plus reimbursement of expenses incurred on behalf of the Company to two members of the Company’s board of directors. During the three months ended March 31, 2021, board of director fees and expense reimbursements totaled $0.1 million and $0, respectively. As of March 31, 2021, the unpaid balance of board of director fees due to related parties was $0. During the three months ended March 31, 2020, board of director fees and expense reimbursements totaled $0.1 million and $0, respectively. As of March 31, 2020, the unpaid balance of board of director fees due to related parties was $0. No related party accounts receivable were outstanding as of March 31, 2021 and December 31, 2020.

10.	Related Party Transactions

The Company pays quarterly management fees plus reimbursement of expenses incurred on behalf of the Company to funds affiliated with Golden Gate Capital, its majority shareholder. During the year ended December 31, 2020, management fees and expense reimbursements totaled $0.5 million and $0, respectively. As of December 31, 2020, there was no balance outstanding.

During the year ended December 31, 2019, management fees, expense reimbursements and acquisition related expenses totaled $0.4 million, $0.1 million, and $0.6 million respectively, of which $0.5 million was unpaid as of December 31, 2019. During the year ended December 31, 2018, management fees and expense reimbursements totaled $0.3 million and $0.1 million, respectively, of which $0 was unpaid at December 31, 2018.

The Company pays monthly board of director fees plus reimbursement of expenses incurred on behalf of the Company to two members of the Company’s board of directors. During the year ended December 31, 2020, board of director fees and expense reimbursements totaled $0.5 million and $0, respectively. As of December 31, 2020, the unpaid balance of board of director fees due to related parties was $0.

During the year ended December 31, 2019, board of director fees and expense reimbursements totaled $0.5 million and $0, respectively. As of December 31, 2019, the unpaid balance of board of director fees due to related parties was $0. The Company also performed a one-time management liquidity program, in which certain executives with vested VCIP awards were liquidated and paid out, which resulted in $0.3 million in related expenses incurred to a Director of the Board. During the year ended December 31, 2018, board of director fees and expense reimbursements totaled $0.5 million and $0, respectively. As of December 31, 2018, the unpaid balance of board of director fees due to related parties was $0. No related party accounts receivable were outstanding as of December 31, 2020, 2019 and December 31, 2018.

Crescent Acquisition Corp
Related Party Transactions

4. Related Party Transactions

Founder Shares

On November 29, 2017, the Sponsor purchased 8,625,000 shares of Class F common stock (“Founder Shares”) for $25,000. In January 2018, the Sponsor surrendered 1,437,500 Founder Shares to the Company for no consideration, resulting in an aggregate of 7,187,500 Founder Shares outstanding. As used herein, unless the context otherwise requires, Founder Shares shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units sold in the Initial Public Offering except that the Founder Shares are shares of Class F common stock which automatically convert into shares of Class A common stock at the time of the Company’s initial business combination and are subject to certain transfer restrictions, as described in more detail below. Up to 937,500 Founder Shares were subject to forfeiture to the extent that the over-allotment option was not exercised by the underwriters within 45 days from the effective date of the registration statement, March 7, 2019. In April 2019, the Underwriters’ over-allotment option expired and as a result the Sponsor forfeited 937,500 shares of Class F common stock, resulting in an aggregate of 6,250,000 Founder Shares outstanding as of March 31, 2021 and December 31, 2020.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of an initial business combination or (B) subsequent to an initial business combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial business combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Warrants

The Sponsor purchased an aggregate of 7,000,000 private placement warrants at a price of $1.00 per warrant for an aggregate purchase price of $7,000,000 in a private placement that occurred simultaneously with the closing of the Initial Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant is exercisable for one whole share of the Company’s Class A common stock at a price of $11.50 per share (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of equity or equity-linked securities). $5,000,000 of the proceeds of the Private Placement Warrants were added to the proceeds from the Initial Public Offering to be held in the Trust Account such that, at the closing of the Initial Public Offering, $250,000,000 was held in the Trust Account. If an initial business combination is not completed by June 30, 2021, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Sponsor and the Company’s officers and directors will agree, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of an initial business combination. In April 2019, the Underwriters’ over-allotment option expired and as a result the Sponsor’s agreement to purchase up to an additional 750,000 Private Placement Warrants also expired.

Forward Purchase Agreement

On February 26, 2019, the Company entered into a forward purchase agreement (the “Forward Purchase Agreement”) pursuant to which Crescent Capital Group LP (“Crescent”), in its capacity as investment advisor on behalf of one or more investment funds or accounts managed by Crescent and its affiliates (such funds or accounts, the “Crescent Funds”), has committed on behalf of the Crescent Funds, to purchase, subject to the terms and conditions set forth the Forward Purchase Agreement, including obtaining fund-level approvals by the relevant investment committee and/or other governing body of such funds, an aggregate of 5,000,000 forward purchase units (the “Forward Purchase Units”), each consisting of one share of the Company’s Class A common stock (such shares of Class A common stock to be issued pursuant to the Forward Purchase Agreement, the “Forward Purchase Shares”) and one-third of one warrant to purchase one share of the Company’s Class A common stock (such warrants to be issued pursuant to the Forward Purchase Agreement, the “Forward Purchase Warrants”), for $10.00 per unit, or an aggregate amount of $50,000,000, in a private placement that will close simultaneously with the closing of an initial business combination. The Forward Purchase Warrants will have the same terms as the Private Placement Warrants so long as they are held by a Crescent Fund purchasing the Forward Purchase Units (such Crescent Fund, the “Crescent Fund Purchaser”) or its permitted transferees, and the Forward Purchase Shares will be identical to the Public Shares sold in the Initial Public Offering, except the Forward Purchase Shares will be subject to transfer restrictions and certain registration rights. Any Forward Purchase Warrant held by a holder other than a Crescent Fund Purchaser or its permitted transferees will have the same terms as the Warrants included in the Units sold in the Initial Public Offering. The Forward Purchase Agreement was subsequently amended on January 13, 2021 which resulted in Crescent Capital Group Holdings LP committing to purchase 2,500,000 Forward Purchase Units, for $10.00 per unit, or an aggregate amount of $25,000,000.

Registration Rights

The holders of Founder Shares, Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans, if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement dated March 7, 2019. The holders of these securities will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Related Party Loans and Advances

On November 21, 2017, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to an unsecured promissory note (the ‘‘Note’’). This Note was amended and restated on November 6, 2018. This Note was non-interest bearing and payable on the earlier of June 30, 2019 or the closing of the Initial Public Offering. On March 13, 2019, the Note balance of $300,000 was repaid in full.

As of March 31, 2021 and December 31, 2020, an affiliate of the Company paid administrative expenses for an aggregate of $2,927,318 and $624,013, respectively, of which $623,520 and $623,520, respectively, was repaid by the Company, for a net accrual of $2,303,798 and $493, respectively, which is reflected in the accompanying condensed consolidated balance sheets. These amounts are due on demand and are non-interest bearing.

Administrative Support Agreement

On March 7, 2019, the Company entered into an agreement to pay $10,000 a month for office space, utilities, administrative and support services to an affiliate of the Sponsor and will terminate the agreement upon the earlier of an initial business combination or the liquidation of the Company. For the three months ended March 31, 2021 and 2020, the Company incurred expenses of $24,000 and $30,000, respectively, which are included in general and administrative expenses on the accompanying condensed consolidated statements of operations, of which $24,000 and $30,000 were payable as of March 31, 2021 and 2020, respectively, and included in accounts payable and accrued expenses on the accompanying condensed consolidated balance sheets.

5. Related Party Transactions

Founder Shares

On November 29, 2017, the Sponsor purchased 8,625,000 shares of Class F common stock (“Founder Shares”) for $25,000. In January 2018, the Sponsor surrendered 1,437,500 Founder Shares to the Company for no consideration, resulting in an aggregate of 7,187,500 Founder Shares outstanding. As used herein, unless the context otherwise requires, Founder Shares shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units sold in the Initial Public Offering except that the Founder Shares are shares of Class F common stock which automatically convert into shares of Class A common stock at the time of the Company’s initial business combination and are subject to certain transfer restrictions, as described in more detail below. Up to 937,500 Founder Shares were subject to forfeiture to the extent that the over-allotment option was not exercised by the underwriters within 45 days from the effective date of the registration statement, March 7, 2019. In April 2019, the Underwriters’ over-allotment option expired and as a result the Sponsor forfeited 937,500 shares of Class F common stock, resulting in an aggregate of 6,250,000 Founder Shares outstanding as of December 31, 2020 and 2019.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of an initial business combination or (B) subsequent to an initial business combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial business combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Warrants

The Sponsor purchased an aggregate of 7,000,000 private placement warrants at a price of $1.00 per warrant for an aggregate purchase price of $7,000,000 in a private placement that occurred simultaneously with the closing of the Initial Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant is exercisable for one whole share of the Company’s Class A common stock at a price of $11.50 per share (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of equity or equity-linked securities). $5,000,000 of the proceeds of the Private Placement Warrants were added to the proceeds from the Initial Public Offering to be held in the Trust Account such that, at the closing of the Initial Public Offering, $250,000,000 was held in the Trust Account. If an initial business combination is not completed by the Extension Date, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees. See Note 11 included in these consolidated financial statements for a subsequent event regarding an extension to complete an initial business combination.

The Sponsor and the Company’s officers and directors will agree, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of an initial business combination. In April 2019, the Underwriters’ over-allotment option expired and as a result the Sponsor’s agreement to purchase up to an additional 750,000 Private Placement Warrants also expired.

Forward Purchase Agreement

On February 26, 2019, the Company entered into a forward purchase agreement (the “Forward Purchase Agreement”) pursuant to which Crescent Capital Group LP (“Crescent”), in its capacity as investment advisor on behalf of one or more investment funds or accounts managed by Crescent and its affiliates (such funds or accounts, the “Crescent Funds”), has committed on behalf of the Crescent Funds, to purchase, subject to the terms and conditions set forth the Forward Purchase Agreement, including obtaining fund-level approvals by the relevant investment committee and/or other governing body of such funds, an aggregate of 5,000,000 forward purchase units (the “Forward Purchase Units”), each consisting of one share of the Company’s Class A common stock (such shares of Class A common stock to be issued pursuant to the Forward Purchase Agreement, the “Forward Purchase Shares”) and one-third of one warrant to purchase one share of the Company’s Class A common stock (such warrants to be issued pursuant to the Forward Purchase Agreement, the “Forward Purchase Warrants”), for $10.00 per unit, or an aggregate amount of $50,000,000, in a private placement that will close simultaneously with the closing of an initial business combination. The Forward Purchase Warrants will have the same terms as the Private Placement Warrants so long as they are held by a Crescent Fund purchasing the Forward Purchase Units (such Crescent Fund, the “Crescent Fund Purchaser”) or its permitted transferees, and the Forward Purchase Shares will be identical to the Public Shares sold in the Initial Public Offering, except the Forward Purchase Shares will be subject to transfer restrictions and certain registration rights. Any Forward Purchase Warrant held by a holder other than a Crescent Fund Purchaser or its permitted transferees will have the same terms as the Warrants included in the Units sold in the Initial Public Offering. The Forward Purchase Agreement was subsequently amended on January 13, 2021 which resulted in Crescent Capital Group Holdings LP committing to purchase 2,500,000 Forward Purchase Units, for $10.00 per unit, or an aggregate amount of $25,000,000.

Registration Rights

The holders of Founder Shares, Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans, if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement dated March 7, 2019. The holders of these securities will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Related Party Loans and Advances

On November 21, 2017, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to an unsecured promissory note (the ‘‘Note’’). This Note was amended and restated on November 6, 2018. This Note was non-interest bearing and payable on the earlier of June 30, 2019 or the closing of the Initial Public Offering. On March 13, 2019, the Note balance of $300,000 was repaid in full.

As of December 31, 2020 and 2019, an affiliate of the Company paid administrative expenses for an aggregate of $624,013 and $454,757, respectively, of which $623,520 and $333,063, respectively, was repaid by the Company, for a net accrual of $493 and $121,694, respectively, which is reflected in the accompanying consolidated balance sheets. These amounts are due on demand and are non-interest bearing.

Administrative Support Agreement

On March 7, 2019, the Company entered into an agreement to pay $10,000 a month for office space, utilities, administrative and support services to an affiliate of the Sponsor and will terminate the agreement upon the earlier of an initial business combination or the liquidation of the Company. For the years ended December 31, 2020 and 2019, the Company incurred expenses of $120,000 and $98,065, respectively, which are included in general and administrative expenses on the accompanying consolidated statements of operations, of which $0 and $60,000 were payable as of December 31, 2020 and 2019, respectively, and included in accounts payable and accrued expenses on the accompanying consolidated balance sheets.